Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 92.14%Δ
Argentina − 0.93%
Cablevision Holding GDR	262,838	$ 602,237
Cresud ADR †	326,731	1,787,219
Grupo Clarin GDR Class B 144A #, †	77,680	103,203
IRSA Inversiones y Representaciones ADR †	535,335	2,178,813
		4,671,472
Bahrain − 0.25%
Aluminium Bahrain GDR 144A #	91,200	1,262,810
		1,262,810
Brazil − 6.06%
AES Brasil Energia	310,668	541,935
Americanas	1,560,623	4,950,042
Arcos Dorados Holdings Class A	280,478	2,044,685
Banco Bradesco ADR	1,749,871	6,439,525
Banco Santander Brasil ADR	53,466	301,548
BRF ADR †	788,900	1,846,026
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	6,683	11,562
Itau Unibanco Holding ADR	1,049,325	5,425,010
Rumo	217,473	747,842
Telefonica Brasil ADR	272,891	2,052,140
TIM ADR	155,003	1,732,934
Vale	149,527	2,000,771
Vale ADR	146,165	1,946,918
XP Class A †	24,226	460,536
		30,501,474
Chile − 1.80%
Sociedad Quimica y Minera de Chile ADR	100,000	9,075,000
		9,075,000
China/Hong Kong − 29.90%
Alibaba Group Holding †	609,000	6,077,417
Alibaba Group Holding ADR †	137,900	11,030,621
ANTA Sports Products	268,400	2,817,340
Baidu ADR †	49,719	5,841,485
BeiGene †	167,800	1,730,250
DiDi Global ADR †	81,500	149,716
Hengan International Group	260,500	1,164,650
iQIYI ADR †	59,542	161,359
JD.com Class A	34,285	864,948
JD.com ADR	350,000	17,605,000
Joinn Laboratories China Class H 144A #	9,604	36,465
Kunlun Energy	3,360,900	2,418,925
Kweichow Moutai Class A	111,913	29,453,404
New Oriental Education & Technology Group ADR †	16,190	388,074
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Ping An Insurance Group Co. of China Class H	324,000	$ 1,616,370
Sohu.com ADR †	429,954	6,909,361
TAL Education Group ADR †	50,701	250,463
Tencent Holdings	720,000	24,318,950
Tencent Music Entertainment Group ADR †	159	646
Tianjin Development Holdings	35,950	6,436
Tingyi Cayman Islands Holding	1,582,000	2,724,382
Trip.com Group ADR †	120,588	3,293,258
Tsingtao Brewery Class H	797,429	7,517,971
Uni-President China Holdings	2,800,000	2,346,154
Weibo Class A †	65,500	1,127,201
Weibo ADR †	40,000	684,000
Wuliangye Yibin Class A	837,792	19,929,230
		150,464,076
India − 13.27%
HCL Technologies	312,400	3,547,952
Indiabulls Real Estate GDR †	44,628	42,653
Infosys	285,200	4,888,982
Natco Pharma	185,519	1,374,813
Reliance Industries	859,880	24,955,505
Reliance Industries GDR 144A #	452,657	26,264,134
Sify Technologies ADR †	91,200	155,952
Tata Consultancy Services	151,800	5,563,303
		66,793,294
Indonesia − 1.60%
Astra International	18,590,600	8,045,071
		8,045,071
Japan − 0.54%
Renesas Electronics †	324,700	2,722,038
		2,722,038
Malaysia − 0.05%
UEM Sunrise †	4,748,132	265,545
		265,545
Mexico − 4.08%
America Movil ADR Class L	162,815	2,681,563
Banco Santander Mexico ADR	276,900	1,412,190
Becle	1,571,000	2,771,550
Cemex ADR †	469,537	1,610,512
Coca-Cola Femsa ADR	75,784	4,425,028
Fomento Economico Mexicano ADR	19,186	1,203,921
Grupo Financiero Banorte Class O	440,979	2,824,832
Grupo Televisa ADR	656,458	3,531,744
Sitios Latinoamerica †	162,815	74,133
		20,535,473
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru − 0.48%
Cia de Minas Buenaventura ADR	356,605	$ 2,399,952
		2,399,952
Republic of Korea − 15.31%
Fila Holdings	101,760	2,201,492
LG Uplus	250,922	1,876,340
Samsung Electronics	671,359	24,651,801
Samsung Life Insurance	66,026	2,859,884
SK Hynix	360,000	20,592,080
SK Square †	315,059	7,861,831
SK Telecom	159,405	5,627,575
SK Telecom ADR	590,316	11,369,486
		77,040,489
Russia − 0.32%
ENEL RUSSIA PJSC =, †	755,050	370
Etalon Group GDR 144A #, =	354,800	77,916
Gazprom PJSC ADR =, †	1,043,900	490,300
Rosneft Oil PJSC =	1,449,104	716,456
Sberbank of Russia PJSC =, †	2,058,929	21,182
Surgutneftegas PJSC ADR =, †	294,652	111,876
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	49,301
Yandex Class A =, †	101,902	119,884
		1,587,285
South Africa − 0.07%
Sun International	210,726	326,101
Tongaat Hulett =, †	182,915	40,828
		366,929
Taiwan − 16.22%
Hon Hai Precision Industry	3,881,564	12,429,223
MediaTek	1,125,000	19,413,464
Taiwan Semiconductor Manufacturing	3,756,864	49,798,706
		81,641,393
Turkey − 0.97%
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	14,641
Turkcell Iletisim Hizmetleri	677,165	719,630
Turkiye Sise ve Cam Fabrikalari	3,008,750	4,136,309
		4,870,580
United Kingdom − 0.29%
Griffin Mining †	1,642,873	1,449,136
		1,449,136
Total Common Stocks (cost $496,858,858)		463,692,017

	Number of shares	Value (US $)

Convertible Preferred Stock – 0.04%
Republic of Korea − 0.04%
CJ 3.53%	4,204	$ 188,886
Total Convertible Preferred Stock (cost $470,723)		188,886

Preferred Stocks – 4.48%Δ
Brazil − 0.99%
Centrais Eletricas Brasileiras Class B 3.53% ω	216,779	1,814,412
Petroleo Brasileiro ADR 34.79% ω	285,509	3,163,439
		4,977,851
Republic of Korea − 3.41%
CJ 4.96% ω	28,030	928,238
Samsung Electronics 2.14% ω	499,750	16,233,328
		17,161,566
Russia − 0.08%
Transneft PJSC 7.55% =, ω	3,606	401,620
		401,620
Total Preferred Stocks (cost $16,880,353)		22,541,037

Warrants – 0.03%
Argentina − 0.03%
IRSA Inversiones y Representaciones exercise price $0.24, expiration date 3/5/26 †	594,450	142,460
Total Warrants (cost $0)		142,460

Participation Notes – 0.00%Δ
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

Short-Term Investments – 3.02%
Money Market Mutual Funds – 3.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	3,804,311	3,804,311

2    NQ-VIP-868 [9/22] 11/22 (2605521)

	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	3,804,311	$ 3,804,311
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	3,804,311	3,804,311
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	3,804,311	3,804,311
Total Short-Term Investments (cost $15,217,244)		15,217,244

Total Value of Securities−99.71% (cost $534,379,375)		501,781,644
Receivables and Other Assets Net of Liabilities — 0.29%		1,435,020
Net Assets Applicable to 27,753,782 Shares Outstanding — 100.00%	$503,216,664

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $27,744,528, which represents 5.51% of the Series' net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	BRL	(33,381)	USD	6,204	10/4/22	$22
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Series' total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Series' net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
Summary of currencies:
BRL – Brazilian Real
USD – US Dollar
NQ-VIP-868 [9/22] 11/22 (2605521)    3